SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) (Parenthetical) - HONG KONG	6 Months Ended
Sep. 30, 2025 HKD ($)
Effective income tax rate	8.25%
Assessable profits	$ 2,000,000
Effective income tax rate reconciliation other	16.50%